OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 GBP (£)
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments [Line Items]
At 1 January	£ 4,865			£ 3,217		£ 3,217
Issued in the year:
Notes issued	1,070			1,648		0
Profit attributable to other equity holders	417			281		275
Distributions on other equity instruments	(417)			(281)		(275)
At 31 December	5,935			4,865		3,217
The Bank
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments [Line Items]
At 1 January	4,865
Issued in the year:
At 31 December	5,935			4,865
US$500 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities
Issued in the year:
Notes issued	383			0		0
US$500 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities | USD notes, nominal
Issued in the year:
Notes issued | $		$ 500
€750 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities
Issued in the year:
Notes issued	687			0		0
€750 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities | Euro notes, nominal
Issued in the year:
Notes issued | €			€ 750
£500 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities
Issued in the year:
Notes issued	0			496		0
£500 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities | Sterling notes, nominal
Issued in the year:
Notes issued				500
US$1,500 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities
Issued in the year:
Notes issued	£ 0			£ 1,152		£ 0
US$1,500 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities | USD notes, nominal
Issued in the year:
Notes issued | $					$ 1,500